Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Changes in Group's Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Short-term Debt	Long-term debt and payable	Finance lease obligation	Other payables in respect of the reduction of capital by non-controlling interests	Consideration payable in respect of the Eighth Acquisition (Note 20)	Consideration payable in respect of the acquisition of non-controlling interests (Note 20)	Dividend payable	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	40,780	71,646	102	—	—	—	—	112,528
Financing cash flows	13,778	(22,191)	(84)	—	—	(31)	(7,619)	(16,147)
New finance leases	—	—	55	—	—	—	—	55
Interest expenses	—	295	9	—	—	—	—	304
Foreign exchange gain	—	(8)	—	—	—	—	—	(8)
Acquisition of the Eighth Acquired Group	—	—	—	—	87	—	—	87
Acquisition of non-controlling interests	—	—	—	—	—	150	—	150
Distribution to non-controlling interests	—	—	—	—	—	—	89	89
Dividends declared	—	—	—	—	—	—	7,530	7,530
Others	—	—	(5)	—	—	—	—	(5)

Balance as of December 31, 2017	54,558	49,742	77	—	87	119	—	104,583
Financing cash flows	(5,021)	(4,073)	(73)	(20)	(87)	(119)	(7,745)	(17,138)
New finance leases	—	—	200	—	—	—	—	200
Interest expenses	—	304	12	—	—	—	—	316
Foreign exchange loss	—	18	—	—	—	—	—	18
Reduction of capital by non-controlling interests	—	—	—	20	—	—	—	20
Distribution to non-controlling interests	—	—	—	—	—	—	177	177
Dividends declared	—	—	—	—	—	—	7,568	7,568

Balance as of December 31, 2018	49,537	45,991	216	—	—	—	—	95,744